Borrowings (Tables)	12 Months Ended
Mar. 31, 2024
Borrowings [abstract]
Schedule of Term Loan
The amount outstanding with respect to the Term Loan is as follows:

	March 31, 2024	April 2, 2023
	$	$
Term Loan	393.1	396.3
Unamortized portion of deferred transaction costs	(0.6)	(0.6)
Term Loan, net of unamortized deferred transaction costs	392.5	395.7

Schedule of Net Interest and Other Finance Costs
Net interest, finance and other costs consist of the following:

	Year ended
	March 31, 2024	April 2, 2023	April 3, 2022
	$	$	$
		Reclassified	Reclassified
Interest expense
Mainland China Facilities	0.9	0.5	0.4
Japan Facility	0.1	0.1	—
Revolving Facility	2.8	1.1	1.8
Term Loan	19.9	18.8	17.4
Lease liabilities	17.7	11.6	9.1
Standby fees	1.2	1.8	0.9
Acceleration of unamortized costs on debt extinguishment	—	—	9.5
Foreign exchange losses on Term Loan net of hedges	2.1	12.1	2.8
Fair value remeasurement on the put option liability (note 21)	1.6	10.9	—
Fair value remeasurement on the contingent consideration (note 21)	2.8	(2.9)	—
Interest income	(1.3)	(0.9)	(0.4)
Other costs	1.0	1.0	0.3
Net interest, finance and other costs	48.8	54.1	41.8